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Paradigm Value Fund
Summary Section - Paradigm Value Fund
Investment Objective
• The Paradigm Value Fund (the “Value Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Value Fund Paradigm Value Fund Shares
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Paradigm Value Fund Paradigm Value Fund Shares
Management Fees	1.50%
Distribution 12b-1 Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.50%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Paradigm Value Fund | Paradigm Value Fund Shares | USD ($)	153	474	818	1,791

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.04% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Value Fund invests primarily in the common stocks of small capitalization companies ($2.5 billion or less at the time of purchase) that the Paradigm Funds Advisor LLC (the “Advisor”) believes have the potential for capital appreciation. The Value Fund primarily invests in companies that exhibit attractive valuations on several metrics, such as price to earnings, price to cash flow, price to book and price to revenue. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired. The Fund may continue to hold securities of companies whose capitalization has, since the time of purchase, grown to exceed $2.5 billion.

The Principal Risks of Investing in the Fund
Performance

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s web-site at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Best Quarter (December 31, 2020) +33.41% Worst Quarter (March 31, 2020) -32.30%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/23
Average Annual Total Returns - Paradigm Value Fund	1 Year	5 Years	10 Years
Paradigm Value Fund Shares	13.31%	11.09%	8.69%
Paradigm Value Fund Shares | After Taxes on Distributions	11.69%	9.80%	6.51%
Paradigm Value Fund Shares | After Taxes on Distributions and Sales	9.07%	8.70%	6.39%
Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)	14.65%	10.00%	6.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Paradigm Value Fund | Risks of Small Capitalization Companies

Risks of Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Paradigm Value Fund | Risks in General

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Paradigm Value Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Paradigm Value Fund | Risks of Investing in Common Stocks

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Paradigm Value Fund | Value Investing Risk

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

Paradigm Value Fund | Sector Risk

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Industrials Sector Risk - The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector.

Information Technology Sector Risk - Market or economic factors impacting information technology companies could have an effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. Information technology companies face intense competition, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

Paradigm Value Fund | Investment Management Risk
Investment Management Risk The Advisor’s strategy may fail to produce the intended results.
Paradigm Select Fund
Summary Section - Paradigm Select Fund
Investment Objective
• The Paradigm Select Fund (the “Select Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Select Fund Paradigm Select Fund Shares
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Paradigm Select Fund Paradigm Select Fund Shares
Management Fees	1.50%
Distribution 12b-1 Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.51%
Fee Waiver/Expense Reimbursement	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.16%
[1]	The Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through April 30, 2025. The fee waiver will automatically terminate on April 30, 2025 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before April 30, 2025.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Paradigm Select Fund | Paradigm Select Fund Shares | USD ($)	118	443	791	1,772

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.49% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Select Fund invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Principal Risks of Investing in the Fund
Performance

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s web-site at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Best Quarter (June 30, 2020) +30.35% Worst Quarter (March 31, 2020) -28.82%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/23
Average Annual Total Returns - Paradigm Select Fund	1 Year	5 Years	10 Years
Paradigm Select Fund Shares	26.94%	16.38%	10.68%
Paradigm Select Fund Shares | After Taxes on Distributions	26.78%	16.29%	9.58%
Paradigm Select Fund Shares | After Taxes on Distributions and Sales	15.95%	13.24%	8.26%
Russell 2500 Index (does not reflect deductions for fees, expenses or taxes)	17.42%	11.67%	8.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Paradigm Select Fund | Risks in General

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Paradigm Select Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Paradigm Select Fund | Risks of Investing in Common Stocks

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Paradigm Select Fund | Sector Risk

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Industrials Sector Risk - The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector.

Information Technology Sector Risk - Market or economic factors impacting information technology companies could have an effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. Information technology companies face intense competition, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

Paradigm Select Fund | Investment Management Risk
Investment Management Risk The Advisor’s strategy may fail to produce the intended results.
Paradigm Select Fund | Risks of Small and Mid Capitalization Companies

Risks of Small and Mid Capitalization Companies

The Fund invests in the stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small and mid capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Paradigm Micro-Cap Fund
Summary Section - Paradigm Micro-Cap Fund
Investment Objective
• The Paradigm Micro-Cap Fund (the “Micro-Cap Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Micro-Cap Fund Paradigm Micro-Cap Fund Shares
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Paradigm Micro-Cap Fund Paradigm Micro-Cap Fund Shares
Management Fees	1.25%
Distribution 12b-1 Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.26%
[1]	The Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Paradigm Micro-Cap Fund | Paradigm Micro-Cap Fund Shares | USD ($)	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.31% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. The Fund generally considers a company to be a micro-cap company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index as of the most recent reconstitution date. As of March 31, 2024, the range of market capitalizations for the Russell Microcap® Index was $1 million to $4.961 billion. The capitalizations of companies within the Russell Microcap® Index may increase or decrease due to market conditions. The Fund may be overweight in certain sectors at various times. Stocks are sold when they have realized the value anticipated by the Advisor or if new investment opportunities with higher expected returns are acquired. The Fund may continue to hold stocks of companies whose capitalization has, since the time of purchase, grown to exceed the capitalization limits. Additional purchases of a company’s stock will not qualify, however, as a micro-cap stock, unless at the time of purchase, the company is able to satisfy the definition of a micro-cap. The Advisor primarily searches for companies within the market capitalization range of the Russell Microcap® Index that exhibit attractive valuations and solid growth prospects.

The Principal Risks of Investing in the Fund
Performance

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s web-site at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Best Quarter (December 31, 2020) +40.18% Worst Quarter (March 31, 2020) -29.21%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/23
Average Annual Total Returns - Paradigm Micro-Cap Fund	1 Year	5 Years	10 Years
Paradigm Micro-Cap Fund Shares	17.89%	16.56%	9.97%
Paradigm Micro-Cap Fund Shares | After Taxes on Distributions	17.89%	16.02%	8.71%
Paradigm Micro-Cap Fund Shares | After Taxes on Distributions and Sales	10.59%	13.18%	7.61%
Russell Microcap Index (does not reflect deductions for fees, expenses or taxes)	9.33%	8.56%	5.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Paradigm Micro-Cap Fund | Risks in General

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Paradigm Micro-Cap Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Paradigm Micro-Cap Fund | Risks of Investing in Common Stocks

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Paradigm Micro-Cap Fund | Value Investing Risk

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Paradigm Micro-Cap Fund | Sector Risk

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Healthcare Sector Risk - Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other factors impacting the healthcare sector include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Industrials Sector Risk - The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector.

Information Technology Sector Risk - Market or economic factors impacting information technology companies could have an effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. Information technology companies face intense competition, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

Paradigm Micro-Cap Fund | Investment Management Risk
Investment Management Risk The Advisor’s strategy may fail to produce the intended results.
Paradigm Micro-Cap Fund | Risks of Small and Mid Capitalization Companies

Risks of Small and Mid Capitalization Companies

The Fund may also invest up to 20% of its net assets in the common stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small and mid capitalization companies may experience higher failure rates than do larger companies. The trading volume of stocks of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Paradigm Micro-Cap Fund | Risks of Micro Capitalization Companies

Risks of Micro Capitalization Companies

The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Paradigm Micro-Cap Fund | Growth Risk

Growth Risk

Growth companies are those that the Advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Advisor’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.